PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net:

	At December 31,
	2020	2021
Land	$282,000	$282,000
Plant and machinery	828,761	858,948
Motor vehicles	193,530	65,473
Office equipment	260,178	252,150
Power stations	131,355,790	138,533,441

Less: Accumulated depreciation	(13,728,141)	(19,181,277)
	119,192,118	120,810,735
Construction in progress	751,353	4,835,751
Property, plant and equipment, net	$119,943,471	$125,646,486

Construction in progress mainly represents solar power projects which are under development for self-electricity generation in China.

All power stations were self-constructed for electricity generation purpose.

Depreciation expense for the years ended December 31, 2019, 2020 and 2021 was $7,796,003, $7,342,327 and $6,794,404, respectively.